FAIR VALUE MEASUREMENTS - Plan's Investments at Fair Value (Details) - Enpro Inc. Retirement Savings Plan [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	$ 413,943,010	$ 366,736,110
Mutual Funds [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	162,888,399	144,336,182
Enpro Inc. Common Stock [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	10,294,738	7,965,580
Interest-Bearing Cash [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	595	555
Self-Directed Investments [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	16,723,284	14,930,354
Investments In Fair Value Hierarchy [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	189,907,016	167,232,671
Collective Trust Fund [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	224,035,994	199,503,439
Level 1 [Member] | Mutual Funds [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	162,888,399	144,336,182
Level 1 [Member] | Enpro Inc. Common Stock [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	10,294,738	7,965,580
Level 1 [Member] | Interest-Bearing Cash [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	595	555
Level 1 [Member] | Self-Directed Investments [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	16,723,284	14,930,354
Level 1 [Member] | Investments In Fair Value Hierarchy [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	189,907,016	167,232,671
Level 2 [Member] | Mutual Funds [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	0	0
Level 2 [Member] | Enpro Inc. Common Stock [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	0	0
Level 2 [Member] | Interest-Bearing Cash [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	0	0
Level 2 [Member] | Self-Directed Investments [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	0	0
Level 2 [Member] | Investments In Fair Value Hierarchy [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	0	0
Level 3 [Member] | Mutual Funds [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	0	0
Level 3 [Member] | Enpro Inc. Common Stock [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	0	0
Level 3 [Member] | Interest-Bearing Cash [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	0	0
Level 3 [Member] | Self-Directed Investments [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	0	0
Level 3 [Member] | Investments In Fair Value Hierarchy [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments, at fair value	$ 0	$ 0